Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net

Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of disaggregation of revenue

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Central processing advertising algorithm services	188,112,127	136,706,698	20,071,752
Total revenues	188,112,127	136,706,698	20,071,752

Schedule of revenue by timing of transfer of goods or services

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Services transferred at a point in time	142,800,304	74,260,052	10,903,118
Services transferred over time	45,311,823	62,446,646	9,168,634
Total revenues	188,112,127	136,706,698	20,071,752

Schedule of revenue by geographic locations

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	142,800,304	74,260,052	10,903,118
Hong Kong revenues	45,311,823	62,446,646	9,168,634
Total revenues	188,112,127	136,706,698	20,071,752

Schedule of noncontrolling interests

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Shanghai Weimu	2,512,517	2,989,323	438,903
Viwo Cayman	28,729,950	33,925,085	4,980,999
Total noncontrolling interests	31,242,467	36,914,408	5,419,902